DERIVATIVE INSTRUMENTS (Details) - Derivatives not designated as hedging instruments $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Foreign currency exchange options
DERIVATIVE INSTRUMENTS
Derivative contracts, notional amounts		$ 0.0	$ 15.2
Gain recognized on derivatives		0.7	1.7
Loss recognized on derivatives				$ 0.9
Interest rate swaps
DERIVATIVE INSTRUMENTS
Gain recognized on derivatives		$ 22.8	$ 17.6	$ 13.3
Number of interest rate swaps to hedge interest rate risk | item	2
Embedded floor option rate, maximum		0.00%
Interest rate swap, one
DERIVATIVE INSTRUMENTS
Derivative contracts, notional amounts	$ 175.0
Notional amount of swap matured		$ 175.0
Fixed interest rate		2.501%
Interest rate swap, two
DERIVATIVE INSTRUMENTS
Derivative contracts, notional amounts	$ 355.0
Number of interest rate swaps to hedge interest rate risk | item		1
Fixed interest rate		2.60%